Subsequent Events (Details Narrative) - USD ($)						1 Months Ended			2 Months Ended	3 Months Ended				6 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2025	Jan. 27, 2025	Jan. 23, 2025	Dec. 20, 2024	Nov. 07, 2023	Jan. 31, 2025	Sep. 30, 2024	Jan. 31, 2024	May 31, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Number of shares, issued		216,675	650,026	245,007	543,057			277,778
Number of converted shares																	$ 16,000
Antidilutive securities										26,342,021			23,284,643			29,135,116,000	20,080,747,000
Basic loss per share										$ (0.06)	$ (0.07)	$ (0.14)	$ (0.08)	$ (0.23)	$ (0.29)	$ (0.36)	$ (4.65)
Diluted net loss per share										(0.06)	(0.07)	(0.14)	(0.08)	(0.23)	(0.29)	$ (0.36)	$ (4.65)
Unbilled receivable																$ 200,000	$ 0
Accounts receivable					$ 1,500,000											200,000	0
Allowance for credit losses																0
Impairment of long-lived assets																$ 0	$ 0
Common stock, par value										$ 0.0001						$ 0.0001	$ 0.0001
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
Subsequent Event [Line Items]
Percentage of revenue																10.00%
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Subsequent Event [Line Items]
Percentage of revenue																	10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Subsequent Event [Line Items]
Percentage of revenue																10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Three Customers [Member]
Subsequent Event [Line Items]
Percentage of revenue																	10.00%
Revision of Prior Period, Adjustment [Member]
Subsequent Event [Line Items]
Antidilutive securities																	1,240,644
Previously Reported [Member]
Subsequent Event [Line Items]
Basic loss per share											(0.07)	(0.15)	(0.09)	(0.24)	(0.31)		$ (4.77)
Diluted net loss per share											$ (0.07)	$ (0.15)	$ (0.09)	$ (0.24)	$ (0.31)		$ (4.77)
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares, issued						245,007
Number of converted shares						$ 800,000
Number of converted shares						866,701
Cash bonus	$ 25,000					$ 25,000
Restricted stock units value	$ 25,000
Common Stock [Member]
Subsequent Event [Line Items]
Number of shares, issued							526,312						277,778			277,778
Number of converted shares
Common Stock [Member] | Securities Purchase Agreements [Member]
Subsequent Event [Line Items]
Number of shares, issued									1,904,762
Common stock price, per share									$ 0.42
Gross proceeds from sale of equity method investments									$ 800,000